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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         June 30, 2014

Date of reporting period:       March 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 101.5%	Shares	Value
Consumer Discretionary - 18.7%
Auto Components - 0.7%
TRW Automotive Holdings Corp. (a)	100,000	$8,162,000

Diversified Consumer Services - 3.7%
DeVry Education Group, Inc.	300,000	12,717,000
Grand Canyon Education, Inc. (a)	93,000	4,343,100
Hillenbrand, Inc.	402,000	12,996,660
Outerwall, Inc. (a)	215,000	15,587,500
		45,644,260
Hotels, Restaurants & Leisure - 6.3%
Cheesecake Factory, Inc. (The)	328,000	15,622,640
Jack in the Box, Inc. (a)	250,000	14,735,000
McDonald's Corp.	100,000	9,803,000
Panera Bread Co. - Class A (a)	110,000	19,411,700
Starbucks Corp.	250,000	18,345,000
		77,917,340
Leisure Equipment & Products - 0.8%
Mattel, Inc.	250,000	10,027,500

Media - 3.9%
DISH Network Corp. - Class A (a)	150,000	9,331,500
Gannett Co., Inc.	391,000	10,791,600
Time Warner Cable, Inc.	50,000	6,859,000
Viacom, Inc. - Class B	250,000	21,247,500
		48,229,600
Multiline Retail - 0.5%
Family Dollar Stores, Inc.	100,000	5,801,000

Specialty Retail - 0.4%
Murphy USA, Inc. (a)	112,500	4,566,375

Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (a)	225,000	17,939,250
NIKE, Inc. - Class B	150,000	11,079,000
		29,018,250
Consumer Staples - 6.0%
Beverages - 0.7%
PepsiCo, Inc.	100,000	8,350,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 101.5% (continued)	Shares	Value
Consumer Staples - 6.0% (continued)
Food & Staples Retailing - 2.5%
Rite Aid Corp. (a)	1,000,000	$6,270,000
Safeway, Inc.	500,000	18,470,000
Sysco Corp.	150,000	5,419,500
		30,159,500
Food Products - 2.1%
Archer-Daniels-Midland Co.	200,000	8,678,000
Campbell Soup Co.	250,000	11,220,000
Fresh Del Monte Produce, Inc.	39,000	1,075,230
General Mills, Inc.	100,000	5,182,000
		26,155,230
Household Products - 0.7%
Clorox Co. (The)	100,000	8,801,000

Energy - 5.3%
Energy Equipment & Services - 3.2%
Halliburton Co.	300,000	17,667,000
Helmerich & Payne, Inc.	200,000	21,512,000
		39,179,000
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	171,000	20,333,610
Exxon Mobil Corp.	50,000	4,884,000
Murphy Oil Corp.	15,000	942,900
		26,160,510
Financials - 8.0%
Commercial Banks - 3.5%
Fifth Third Bancorp	650,000	14,917,500
PNC Financial Services Group, Inc. (The)	100,000	8,700,000
Wells Fargo & Co.	400,000	19,896,000
		43,513,500
Consumer Finance - 1.7%
American Express Co.	100,000	9,003,000
Capital One Financial Corp.	150,000	11,574,000
		20,577,000
Insurance - 2.8%
Assurant, Inc.	232,000	15,070,720
Reinsurance Group of America, Inc.	240,000	19,111,200
		34,181,920

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 101.5% (continued)	Shares	Value
Health Care - 23.0%
Biotechnology - 3.4%
Amgen, Inc.	150,000	$18,501,000
Harvard Apparatus Regenerative Technology, Inc. (a)	232,500	2,108,775
PDL BioPharma, Inc.	1,052,000	8,742,120
United Therapeutics Corp. (a)	134,000	12,600,020
		41,951,915
Health Care Equipment & Supplies - 6.3%
Becton, Dickinson and Co.	100,000	11,708,000
Cyberonics, Inc. (a)	266,000	17,356,500
Medtronic, Inc.	250,000	15,385,000
St. Jude Medical, Inc.	300,000	19,617,000
Varian Medical Systems, Inc. (a)	150,000	12,598,500
		76,665,000
Health Care Providers & Services - 3.9%
Aetna, Inc.	250,000	18,742,500
Chemed Corp.	61,000	5,456,450
Humana, Inc.	100,000	11,272,000
Laboratory Corp. of America Holdings (a)	62,900	6,177,409
WellCare Health Plans, Inc. (a)	100,000	6,352,000
		48,000,359
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	313,000	17,502,960
Harvard Bioscience, Inc. (a)	930,000	4,408,200
Waters Corp. (a)	115,000	12,467,150
		34,378,310
Pharmaceuticals - 6.6%
AbbVie, Inc.	300,000	15,420,000
AstraZeneca plc - ADR	200,000	12,976,000
GlaxoSmithKline plc - ADR	300,000	16,029,000
Impax Laboratories, Inc. (a)	220,000	5,812,400
Medicines Co. (The) (a)	67,000	1,904,140
Mylan, Inc. (a)	50,000	2,441,500
Novartis AG - ADR	200,000	17,004,000
Questcor Pharmaceuticals, Inc.	150,000	9,739,500
		81,326,540
Industrials - 4.8%
Airlines - 0.5%
JetBlue Airways Corp. (a)	750,000	6,517,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 101.5% (continued)	Shares	Value
Industrials - 4.8% (continued)
Commercial Services & Supplies - 1.1%
Cintas Corp.	225,000	$13,412,250

Industrial Conglomerates - 1.7%
3M Co.	150,000	20,349,000

Machinery - 1.5%
Illinois Tool Works, Inc.	225,000	18,299,250

Information Technology - 32.5%
Communications Equipment - 3.3%
Cisco Systems, Inc.	500,000	11,205,000
Harris Corp.	300,000	21,948,000
QUALCOMM, Inc.	100,000	7,886,000
		41,039,000
Computers & Peripherals - 5.8%
NetApp, Inc.	400,000	14,760,000
SanDisk Corp.	100,000	8,119,000
Seagate Technology plc	350,000	19,656,000
Synaptics, Inc. (a)	252,000	15,125,040
Western Digital Corp.	150,000	13,773,000
		71,433,040
Electronic Equipment, Instruments & Components - 3.7%
Avnet, Inc.	304,000	14,145,120
FLIR Systems, Inc.	550,000	19,800,000
Plexus Corp. (a)	200,000	8,014,000
Sanmina Corp. (a)	200,000	3,490,000
		45,449,120
Internet Software & Services - 2.3%
j2 Global, Inc.	325,000	16,266,250
Vistaprint N.V. (a)	240,000	11,812,800
		28,079,050
IT Services - 3.8%
Amdocs Ltd.	250,000	11,615,000
CACI International, Inc. - Class A (a)	75,000	5,535,000
Global Payments, Inc.	40,000	2,844,400
MasterCard, Inc. - Class A	150,000	11,205,000
Sapient Corp. (a)	453,000	7,728,180
Unisys Corp. (a)	250,000	7,615,000
		46,542,580

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 101.5% (continued)	Shares	Value
Information Technology - 32.5% (continued)
Office Electronics - 0.4%
Zebra Technologies Corp. - Class A (a)	75,000	$5,205,750

Semiconductors & Semiconductor Equipment - 8.1%
Avago Technologies Ltd.	250,000	16,102,500
First Solar, Inc. (a)	250,000	17,447,500
Intel Corp.	750,000	19,357,500
Marvell Technology Group Ltd.	750,000	11,812,500
NVIDIA Corp.	500,000	8,955,000
SunEdison, Inc. (a)	650,000	12,246,000
SunPower Corp. (a)	400,000	12,904,000
		98,825,000
Software - 5.1%
CA, Inc.	476,000	14,741,720
Check Point Software Technologies Ltd. (a)	200,000	13,526,000
Microsoft Corp.	600,000	24,594,000
Open Text Corp.	172,000	8,206,120
Rovi Corp. (a)	50,000	1,139,000
		62,206,840
Materials - 2.1%
Chemicals - 1.6%
Celanese Corp. - Series A	150,000	8,326,500
Scotts Miracle-Gro Co. (The) - Class A	200,000	12,256,000
		20,582,500
Metals & Mining - 0.5%
Barrick Gold Corp.	200,000	3,566,000
Newmont Mining Corp.	100,000	2,344,000
		5,910,000
Telecommunication Services - 0.4%
Wireless Telecommunication Services - 0.4%
China Mobile Ltd. - ADR	100,000	4,559,000

Utilities - 0.7%
Electric Utilities - 0.7%
Edison International	150,000	8,491,500

Total Common Stocks (Cost $1,044,591,011)		$1,245,667,489

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

PUT OPTION CONTRACTS - 1.7%	Contracts	Value
Nasdaq 100 Index Option, 05/17/2014 at $3,600	500	$4,315,000
Russell 2000 Index Option, 05/17/2014 at $1,160	1,500	3,930,000
S&P 500 Index Option, 05/17/2014 at $1,850	4,750	12,188,500
Total Put Option Contracts (Cost $21,272,227)		$20,433,500

Total Investments at Value - 103.2% (Cost $1,065,863,238)		$1,266,100,989

MONEY MARKET FUNDS - 45.3%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	167,274,001	$167,274,001
First American Treasury Obligations Fund - Class Y, 0.00% (b)	387,892,598	387,892,598
Total Money Market Funds (Cost $555,166,599)		$555,166,599

Total Investments and Money Market Funds at Value - 148.5% (Cost $1,621,029,837)		$1,821,267,588

Written Call Option Contracts - (47.5%)		(582,030,500)

Liabilities in Excess of Other Assets - (1.0%)		(12,623,478)

Net Assets - 100.0%		$1,226,613,610

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2014.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2014 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
06/21/2014 at $1,800	500	$89,220,000	$94,784,330
Russell 2000 Index Option,
06/21/2014 at $620	1,500	82,230,000	84,777,991
S&P 500 Index Option,
06/21/2014 at $1,000	4,750	410,580,500	407,781,137
Total Written Call Option Contracts		$582,030,500	$587,343,458

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 5.2%	Shares	Value
Energy - 0.0% (a)
Oil, Gas & Consumable Fuels - 0.0% (a)
NuStar Energy L.P.	1,000	$54,950
ONEOK Partners L.P.	1,000	53,550
Williams Partners L.P.	1,000	50,940
		159,440
Materials - 2.7%
Metals & Mining - 2.7%
Agnico Eagle Mines Ltd.	75,000	2,268,750
AngloGold Ashanti Ltd. - ADR	75,000	1,281,000
Barrick Gold Corp.	225,000	4,011,750
Compañía de Minas Buenaventura S.A. - ADR	50,000	628,500
Gold Fields Ltd. - ADR	250,000	922,500
Goldcorp, Inc.	50,000	1,224,000
Harmony Gold Mining Co. Ltd. - ADR (b)	125,000	381,250
Newmont Mining Corp.	200,000	4,688,000
Randgold Resources Ltd. - ADR	15,000	1,125,000
Sibanye Gold Ltd. - ADR	119,000	991,270
Stillwater Mining Co. (b)	10,000	148,100
		17,670,120
Utilities - 2.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	40,000	2,026,400
Duke Energy Corp.	333	23,716
Edison International	1,000	56,610
Entergy Corp.	55,000	3,676,750
Exelon Corp.	100,000	3,356,000
FirstEnergy Corp.	1,000	34,030
NextEra Energy, Inc.	1,000	95,620
Pepco Holdings, Inc.	1,000	20,480
Pinnacle West Capital Corp.	1,000	54,660
PPL Corp.	50,000	1,657,000
UNS Energy Corp.	1,000	60,030
		11,061,296
Multi-Utilities - 0.8%
Ameren Corp.	1,000	41,200
Dominion Resources, Inc.	1,000	70,990
DTE Energy Co.	1,000	74,290
PG&E Corp.	50,000	2,160,000
Public Service Enterprise Group, Inc.	65,000	2,479,100

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 5.2% (continued)	Shares	Value
Utilities - 2.5% (continued)
Multi-Utilities - 0.8% (continued)
SCANA Corp.	1,000	$51,320
TECO Energy, Inc.	1,000	17,150
		4,894,050

Total Common Stocks (Cost $34,006,052)		$33,784,906

U.S. TREASURY OBLIGATIONS - 74.3%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 6.9%
2.00%, due 07/15/2014	$31,020,250	$31,541,297
2.50%, due 01/15/2029	10,893,700	13,246,064
		44,787,361
U.S. Treasury Notes - 67.4%
1.50%, due 01/31/2019	50,000,000	49,564,450
1.75%, due 05/15/2022	100,000,000	94,378,900
1.625%, due 11/15/2022	100,000,000	92,554,700
2.50%, due 08/15/2023	50,000,000	49,291,000
2.75%, due 11/15/2023	150,000,000	150,691,350
		436,480,400

Total U.S. Treasury Obligations (Cost $490,425,468)		$481,267,761

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Value
iShares Gold Trust (b)	10,000	$124,400
SPDR® DB International Government Inflation-Protected Bond ETF	160,000	9,614,400
SPDR® Gold Trust (b)	2,000	247,220
Total Exchange-Traded Funds (Cost $7,553,868)		$9,986,020

Total Investments at Value - 81.0% (Cost $531,985,388)		$525,038,687

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 18.7%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (c)	34,894,264	$34,894,264
First American Treasury Obligations Fund - Class Y, 0.00% (c)	86,086,612	86,086,612
Total Money Market Funds (Cost $120,980,876)		$120,980,876

Total Investments and Money Market Funds at Value - 99.7% (Cost $652,966,264)		$646,019,563

Other Assets in Excess of Liabilities - 0.3%		1,779,519

Net Assets - 100.0%		$647,799,082

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2014.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 65.0%	Shares	Value
Australia - 1.0%
Sonic Healthcare Ltd. (a)	63,000	$1,009,171

Austria - 0.3%
OMV AG (a)	8,000	363,145

Belgium - 1.1%
Belgacom S.A. (a)	15,000	470,005
Colruyt S.A. (a)	12,000	661,520
		1,131,525
Canada - 6.9%
Cogeco Cable, Inc.	20,000	1,037,521
Gildan Activewear, Inc.	22,000	1,108,637
Jean Coutu Group (PJC), Inc. (The) - Class A	55,000	1,087,045
Leon's Furniture Ltd.	5,000	71,166
Macdonald, Dettwiler and Associates Ltd.	10,000	789,854
Pizza Pizza Royalty Corp.	5,000	60,876
Shaw Communications, Inc. - Class B	48,000	1,146,248
Transcontinental, Inc. - Class A	80,000	1,158,550
WestJet Airlines Ltd.	30,000	668,916
		7,128,813
China - 1.2%
Mindray Medical International Ltd. - ADR	22,500	728,100
NetEase, Inc. - ADR	8,000	538,400
		1,266,500
Finland - 1.5%
Atria plc	22,000	249,142
Lassila & Tikanoja Oyj	45,000	898,946
Tieto Oyj (a)	15,000	385,374
		1,533,462
France - 7.5%
Albioma S.A. (a) (b)	12,090	324,552
Alten (a)	25,000	1,342,539
Bouygues S.A. (a)	15,000	625,066
Casino Guichard-Perrachon S.A. (a)	7,500	891,754
Electricite de France S.A. (a)	29,000	1,146,716
Infotel S.A.	3,066	401,281
Ipsen S.A. (a)	12,000	491,520
Metropole Television S.A.	12,500	271,923
Neopost S.A. (a)	14,000	1,106,437

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
France - 7.5% (continued)
Sanofi - ADR	22,100	$1,155,388
		7,757,176
Germany - 1.6%
Deutsche Telekom AG (a)	60,000	973,567
Wincor Nixdorf AG (a)	10,000	718,740
		1,692,307
India - 0.4%
Wipro Ltd. - ADR	30,718	411,621

Italy - 2.1%
Atlantia S.P.A. (a)	35,000	899,341
Società Iniziative Autostradali e Servizi S.P.A.	60,000	721,637
Terna - Rete Elettrica Nazionale S.P.A. (a)	100,000	535,194
		2,156,172
Japan - 11.0%
ABC-MART, Inc. (a)	20,000	867,641
Disco Corp. (a)	10,000	622,372
Ibiden Co., Ltd. (a)	50,000	986,500
KDDI Corp. (a)	19,000	1,103,235
K's Holdings Corp. (a)	14,000	388,434
Nitori Holdings Co. Ltd. (a)	4,000	173,584
Nomura Research Institute Ltd. (a)	20,000	630,927
Ricoh Co. Ltd. (a)	50,000	579,640
Shionogi & Co. Ltd. (a)	40,000	739,480
SoftBank Corp. (a)	10,000	755,683
Sogo Medical Co. Ltd. (a)	15,000	601,568
Sugi Holdings Co. Ltd. (a)	23,000	1,022,607
Sundrug Co. Ltd. (a)	25,000	1,142,614
Takeda Pharmaceutical Co. Ltd. (a)	10,500	496,988
TDK Corp. (a)	10,000	417,021
Trend Micro, Inc. (a)	15,000	463,446
Yaoko Co. Ltd. (a)	8,600	408,708
		11,400,448
Netherlands - 1.5%
Aegon N.V. (a)	55,000	506,628
Reed Elsevier N.V. - ADR	15,100	654,434
Ziggo N.V. (a)	10,000	444,109
		1,605,171

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
New Zealand - 0.9%
Telecom Corp. of New Zealand Ltd. - ADR	92,500	$979,575

Norway - 1.6%
Bakkafrost P/F (a)	50,000	825,791
Ekornes ASA	5,000	79,324
Tomra Systems ASA	77,243	741,720
		1,646,835
Portugal - 1.1%
EDP-Energias de Portugal S.A. (a)	250,000	1,160,697

Spain - 6.5%
ADVEO Group International S.A. (a)	22,000	525,919
Enagas S.A. (a)	40,000	1,216,851
Endesa S.A. (a)	30,000	1,080,082
Iberdrola S.A. (a)	179,861	1,258,613
Indra Sistemas S.A. (a)	70,000	1,406,720
Red Electrica Corp. S.A. (a)	15,000	1,219,768
		6,707,953
Sweden - 1.0%
Axfood AB	6,500	359,518
Clas Ohlson AB - B Shares (a)	30,000	634,691
		994,209
Switzerland - 3.9%
Kudelski S.A. (a)	40,000	580,572
Lonza Group AG (a) (b)	12,000	1,224,438
Novartis AG - ADR	14,000	1,190,280
Straumann Holding AG (a)	3,000	638,604
Tamedia AG	3,000	385,168
		4,019,062
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	55,000	1,101,100

United Kingdom - 12.8%
Admiral Group plc (a)	48,000	1,142,888
AstraZeneca plc - ADR	21,500	1,394,920
British Sky Broadcasting Group plc	70,000	1,065,433
GlaxoSmithKline plc - ADR	23,500	1,255,605
HomeServe plc (a)	75,000	393,761
Inmarsat plc (a)	60,000	727,339

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 65.0% (continued)	Shares	Value
United Kingdom - 12.8% (continued)
J Sainsbury plc (a)	180,000	$949,178
J.D. Wetherspoon plc (a)	26,849	383,731
Marks & Spencer Group plc (a)	40,000	301,105
National Grid plc - ADR	10,500	721,770
Reckitt Benckiser Group plc - ADR	75,000	1,236,000
Smith & Nephew plc - ADR	19,500	1,491,360
SSE plc (a)	35,000	857,258
Tesco plc (a)	230,000	1,134,342
William Morrison Supermarkets plc (a)	40,000	142,224
		13,196,914

Total Common Stocks (Cost $54,697,705)		$67,261,856

EXCHANGE-TRADED FUNDS - 8.7%	Shares	Value
iShares MSCI Belgium Index Fund	107,000	$1,857,520
iShares MSCI Germany Index Fund	55,000	1,724,250
iShares MSCI Netherlands Index Fund	68,000	1,775,480
iShares MSCI Spain Index Fund	45,000	1,836,000
iShares MSCI Switzerland Index Fund	52,500	1,802,850
Total Exchange-Traded Funds (Cost $7,949,631)		$8,996,100

PUT OPTION CONTRACTS - 0.0% (c)	Contracts	Value
S&P 500 Index Option, 06/21/2014 at $1,150 (Cost $7,764)	85	$850

Total Investments at Value - 73.7% (Cost $62,655,100)		$76,258,806

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 22.9%	Shares	Value
Northern Institutional Treasury Portfolio, 0.01% (d) (Cost $23,722,944)	23,722,944	$23,722,944

Total Investments and Money Market Funds at Value - 96.6% (Cost $86,378,044)		$99,981,750

Written Call Options - (5.9%)		(6,072,995)

Other Assets in Excess of Liabilities - 9.3%		9,547,524

Net Assets - 100.0%		$103,456,279

ADR	- American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $42,100,398 at March 31, 2014, representing 40.7% of net assets.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2014.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY
March 31, 2014 (Unaudited)

Sector/Industry	% of Net Assets
Consumer Discretionary - 8.3%
Hotels, Restaurants & Leisure	0.4%
Household Durables	0.1%
Media	4.4%
Multiline Retail	0.3%
Specialty Retail	2.0%
Textiles, Apparel & Luxury Goods	1.1%
Consumer Staples - 10.4%
Food & Staples Retailing	8.1%
Food Products	1.1%
Household Products	1.2%
Energy - 0.4%
Oil, Gas & Consumable Fuels	0.4%
Financials - 1.6%
Insurance	1.6%
Health Care - 11.4%
Health Care Equipment & Supplies	2.7%
Health Care Providers & Services	1.0%
Life Sciences Tools & Services	1.2%
Pharmaceuticals	6.5%
Industrials - 5.8%
Airlines	0.6%
Commercial Services & Supplies	3.6%
Transportation Infrastructure	1.6%
Information Technology - 12.8%
Computers & Peripherals	0.7%
Electronic Equipment, Instruments & Components	1.9%
Internet Software & Services	1.3%
IT Services	3.4%
Office Electronics	1.6%
Semiconductors & Semiconductor Equipment	1.7%
Software	2.2%
Materials - 0.6%
Construction Materials	0.6%
Telecommunication Services - 4.5%
Diversified Telecommunication Services	3.5%
Wireless Telecommunication Services	1.0%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SUMMARY OF COMMON STOCKS BY SECTOR AND INDUSTRY (continued)

Sector/Industry	% of Net Assets
Utilities - 9.2%
Electric Utilities	7.0%
Gas Utilities	1.2%
Independent Power Producers & Energy Traders	0.3%
Multi-Utilities	0.7%
65.0%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2014 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Dollar Index Future	06/16/2014	150	$12,038,250	$55,069

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
March 31, 2014 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index Future	06/20/2014	975	$41,627,402	$(1,107,347)
FTSE 100 Index Future	06/20/2014	150	16,404,101	80,050
Total Futures Contracts Sold Short			$58,031,503	$(1,027,297)

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2014 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/21/2014 at $1,150	85	$6,072,995	$6,026,386

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Consumer Discretionary - 14.7%
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	5,000	$490,150

Household Durables - 0.3%
Koss Corp.	15,000	75,000

Internet & Catalog Retail - 1.4%
PetMed Express, Inc.	26,000	348,660

Leisure Equipment & Products - 1.2%
Mattel, Inc.	8,000	320,880

Media - 2.1%
Gannett Co., Inc.	6,500	179,400
Harte-Hanks, Inc.	40,000	353,600
		533,000
Multiline Retail - 3.5%
Kohl's Corp.	8,300	471,440
Target Corp.	7,000	423,570
		895,010
Specialty Retail - 2.5%
American Eagle Outfitters, Inc.	27,500	336,600
Big 5 Sporting Goods Corp.	5,100	81,855
Staples, Inc.	19,500	221,130
		639,585
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	9,500	471,770

Consumer Staples - 19.5%
Beverages - 5.9%
Coca-Cola Co. (The)	12,000	463,920
Dr Pepper Snapple Group, Inc.	10,000	544,600
PepsiCo, Inc.	5,825	486,388
		1,494,908
Food & Staples Retailing - 4.6%
Safeway, Inc.	15,000	554,100
Sysco Corp.	3,000	108,390
Wal-Mart Stores, Inc.	6,700	512,081
		1,174,571
Food Products - 4.9%
Campbell Soup Co.	10,500	471,240
General Mills, Inc.	8,000	414,560

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 95.9% (continued)	Shares	Value
Consumer Staples - 19.5% (continued)
Food Products - 4.9% (continued)
Kellogg Co.	6,000	$376,260
		1,262,060
Household Products - 4.1%
Clorox Co. (The)	6,000	528,060
Procter & Gamble Co. (The)	6,500	523,900
		1,051,960
Energy - 6.7%
Energy Equipment & Services - 2.8%
Ensco plc - Class A	9,500	501,410
Transocean Ltd.	5,000	206,700
		708,110
Oil, Gas & Consumable Fuels - 3.9%
BP plc - ADR	2,600	125,060
Exxon Mobil Corp.	5,600	547,008
Kinder Morgan, Inc.	10,500	341,145
		1,013,213
Health Care - 15.6%
Biotechnology - 1.1%
PDL BioPharma, Inc.	35,000	290,850

Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	7,450	548,171
Meridian Bioscience, Inc.	15,000	326,850
		875,021
Health Care Providers & Services - 0.9%
National HealthCare Corp.	4,000	223,080

Pharmaceuticals - 10.2%
AbbVie, Inc.	3,250	167,050
AstraZeneca plc - ADR	6,500	421,720
Eli Lilly & Co.	10,000	588,600
Johnson & Johnson	2,650	260,309
Novartis AG - ADR	7,200	612,144
Pfizer, Inc.	17,000	546,040
		2,595,863
Industrials - 2.7%
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	12,000	344,880

Electrical Equipment - 1.3%
Emerson Electric Co.	5,000	334,000

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 95.9% (continued)	Shares	Value
Information Technology - 24.2%
Communications Equipment - 1.8%
Cisco Systems, Inc.	20,800	$466,128

Computers & Peripherals - 1.4%
Lexmark International, Inc. - Class A	7,500	347,175

Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	10,000	208,200

IT Services - 6.0%
CSG Systems International, Inc.	15,000	390,600
Leidos Holdings, Inc.	10,500	371,385
ManTech International Corp. - Class A	10,000	294,100
Western Union Co. (The)	30,000	490,800
		1,546,885
Office Electronics - 1.7%
Canon, Inc. - ADR	14,000	434,840

Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	2,000	106,280
Intel Corp.	22,000	567,820
Intersil Corp. - Class A	15,000	193,800
KLA-Tencor Corp.	6,300	435,582
Maxim Integrated Products, Inc.	17,000	563,040
		1,866,522
Software - 5.2%
CA, Inc.	10,000	309,700
EPIQ Systems, Inc.	30,000	408,900
Microsoft Corp.	15,000	614,850
		1,333,450
Materials - 6.4%
Chemicals - 4.3%
BASF SE - ADR	3,300	367,554
Potash Corp. of Saskatchewan, Inc.	12,000	434,640
Scotts Miracle-Gro Co. (The) - Class A	5,000	306,400
		1,108,594
Containers & Packaging - 2.1%
Greif, Inc. - Class A	10,000	524,900

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	15,500	543,585

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 95.9% (continued)	Shares	Value
Telecommunication Services - 4.2% (continued)
Diversified Telecommunication Services - 4.2% (continued)
Verizon Communications, Inc.	11,000	$523,270
		1,066,855
Utilities - 1.9%
Electric Utilities - 1.0%
Entergy Corp.	4,100	274,085

Water Utilities - 0.9%
Consolidated Water Co. Ltd.	17,000	224,060

Total Common Stocks (Cost $22,789,017)		$24,544,265

PUT OPTION CONTRACTS - 0.0% (a)	Contracts	Value
S&P 500 Index Option, 06/21/2014 at $1,280 (Cost $11,605)	64	$2,048

Total Investments at Value - 95.9% (Cost $22,800,622)		$24,546,313

MONEY MARKET FUNDS - 19.1%	Shares	Value
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (b)	1,468,093	$1,468,093
First American Treasury Obligations Fund - Class Y, 0.00% (b)	3,428,883	3,428,883
Total Money Market Funds (Cost $4,896,976)		$4,896,976

Total Investments and Money Market Funds at Value - 115.0% (Cost $27,697,598)		$29,443,289

Written Call Option Contracts - (14.6%)		(3,742,080)

Liabilities in Excess of Other Assets - (0.4%)		(102,469)

Net Assets - 100.0%		$25,598,740

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2014.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2014 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/21/2014 at $1,280	64	$3,742,080	$3,699,114

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2014 (Unaudited)

1.  Valuation of Securities and Other Financial Instruments

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices.  Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will typically be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees.  As a result, the prices of securities used to calculate a Fund’s net asset value may differ from quoted or published prices for the same securities.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of the net asset value. As of March 31, 2014, all options held by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and ask prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Option contracts purchased and written by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value.  U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service.  The Board of Trustees has authorized Hussman Strategic International Fund to retain an independent pricing service to determine the fair value of its foreign portfolio securities because the value of such securities may be materially affected by events occurring before Hussman Strategic International Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded.  These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities).  The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.  The frequency of use of these procedures will depend on market events and thus cannot be predicted and the procedures may be utilized to a significant extent.  Determining the fair value of portfolio securities involves reliance on judgment and a security’s fair value may differ depending on the method used for determining value.  There can be no assurance that Hussman Strategic International Fund could purchase or sell a portfolio security at the price used to calculate its net asset value.  Because of this inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between a fair value at which a portfolio security is being carried and the price at which it is purchased or sold.  Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign portfolio securities, fair valuation may be used more frequently than for other funds.

The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2014 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$1,245,667,489	$-	$-	$1,245,667,489
Put Option Contracts	-	20,433,500	-	20,433,500
Money Market Funds	555,166,599	-	-	555,166,599
Total Investments in Securities and Money Market Funds	$1,800,834,088	$20,433,500	$-	$1,821,267,588

Other Financial Instruments:
Written Call Option Contracts	$-	$(582,030,500)	$-	$(582,030,500)
Total Other Financial Instruments	$-	$(582,030,500)	$-	$(582,030,500)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$33,784,906	$-	$-	$33,784,906
U.S. Treasury Obligations	-	481,267,761	-	481,267,761
Exchange-Traded Funds	9,986,020	-	-	9,986,020
Money Market Funds	120,980,876	-	-	120,980,876
Total Investments in Securities and Money Market Funds	$164,751,802	$481,267,761	$-	$646,019,563

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$25,161,458	$42,100,398	$-	$67,261,856
Exchange-Traded Funds	8,996,100	-	-	8,996,100
Put Option Contracts	-	850	-	850
Money Market Funds	23,722,944	-	-	23,722,944
Total Investments in Securities and Money Market Funds	$57,880,502	$42,101,248	$-	$99,981,750

Other Financial Instruments:
Futures Contracts	$12,038,250	$-	$-	$12,038,250
Futures Contracts Sold Short	(58,031,503)	-	-	(58,031,503)
Written Call Option Contracts	-	(6,072,995)	-	(6,072,995)
Total Other Financial Instruments	$(45,993,253)	$(6,072,995)	$-	$(52,066,248)

Hussman Strategic Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$24,544,265	$-	$-	$24,544,265
Put Option Contracts	-	2,048	-	2,048
Money Market Funds	4,896,976	-	-	4,896,976
Total Investments in Securities and Money Market Funds	$29,441,241	$2,048	$-	$29,443,289

Other Financial Instruments:
Written Call Option Contracts	$-	$(3,742,080)	$-	$(3,742,080)
Total Other Financial Instruments	$-	$(3,742,080)	$-	$(3,742,080)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.  As of March 31, 2014, Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic Dividend Value Fund did not have any transfers in and out of any Level.  Transfers that occurred between Levels 1 and 2 on March 31, 2014 for Hussman Strategic International Fund due to implementation of systematic fair value procedures are as follows:

Transfers from Level 2 to Level 1
Common Stocks	$1,081,155

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2014.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2014:

			Hussman	Hussman
	Hussman	Hussman	Strategic	Strategic
	Strategic Growth Fund	Strategic Total Return Fund	International Fund	Dividend Value Fund
Cost of portfolio investments	$1,621,268,377	$655,099,939	$86,386,238	$27,697,598

Gross unrealized appreciation	$214,349,755	$7,593,380	$14,255,054	$2,356,076
Gross unrealized depreciation	(14,350,544)	(16,673,756)	(659,542)	(610,385)
Net unrealized appreciation (depreciation) on investments	$199,999,211	$(9,080,376)	$13,595,512	$1,745,691
Net unrealized appreciation (depreciation) on written call option contracts	$5,312,958	$-	$(46,609)	$(42,966)

As of March 31, 2014, the tax cost of written call option contracts for Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund is $587,343,458, $6,026,386 and $3,699,114, respectively.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to option transactions, losses deferred due to wash sales and adjustments to basis on publicly traded partnerships.

4.  Other Investments and Strategies

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in the Funds’ Prospectuses.  Among these risks are those associated with investments in shares of money market mutual funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.  As of March 31, 2014, Hussman Strategic Growth Fund had 45.3% of the value of its net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 31.6% of the value of its net assets invested in shares of a single money market fund.

Sector Risk – If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds’ portfolios will be adversely affected.  As of March 31, 2014, Hussman Strategic Growth Fund had 32.5% of the value of its net assets invested in stocks within the Information Technology sector.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk.  Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs.  In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses.  Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry.  Any of these actions could have a severe effect on security prices and impair a Fund’s ability to bring its capital or income back to the U.S.  Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt.  Finally, the value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse.  Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 15, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 15, 2014

* Print the name and title of each signing officer under his or her signature.